GOING CONCERN (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
GOING CONCERN (Details Narrative)
Net Loss	$ 4,095,507	$ 8,119,268
Net Cash Used In Operating Activities	(995,093)	(489,573)
Impairment Of Goodwill And Long Lived Assets	1,170,451	5,378,277
Net Increase In Assets And Liabilities	4,270,865	2,251,418
Net Cash Provided By Financing Activities	1,169,810	817,608
Proceeds From Sale Of Series D Preferred Stock Shares	610,502
Proceeds From Convertible Notes, Loans And Advances	3,900,400	1,753,204
Payment On Convertible Loans, Advances And Factoring Agreements	3,502,592	1,169,330
Payments On Convertible Notes And Amounts Payable - Related Parties	64,480
Proceeds From The Sale Of Interest	460,000
Net Cash Used In Investing Activities	324,040	$ (500,898)
Stimulus Offerings	$ 1,402,700